Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - Albemarle Corporation Retirement Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Abstract]
EBP, Note Receivable from Participant	$ 5,388,354	$ 8,193,623
EBP, Net Asset Available for Benefit	816,429,055	966,164,830
EBP, Employer Contribution, Receivable	1,097,880	1,017,279
EBP, Participant Contribution, Receivable	1,090,516	1,031,280
EBP, Other Investment	23,815	15,150
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Employer Contribution, Receivable	1,097,880	1,017,279
EBP, Participant Contribution, Receivable	1,090,516	1,031,280
EBP, Other Investment	23,815	15,150
EBP, Note Receivable from Participant	5,388,354	8,193,623
EBP, Net Asset Available for Benefit	816,429,055	966,164,830
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 808,828,490	$ 955,907,498